Financial Instruments - Fair values and financial risk management - Valuation technique and significant unobservable inputs (Details) $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Financial Instruments-Fair values and financial risk management
Increase (decrease) in financial instrument due to increase in risk assumption	$ 10	$ 10
Risk free rate
Financial Instruments-Fair values and financial risk management
Significant unobservable inputs	4.57	2.58
Percentage of reasonable possible increase in risk assumption	10.00%	10.00%
Volatility
Financial Instruments-Fair values and financial risk management
Significant unobservable inputs	40	40
Percentage of reasonable possible increase in risk assumption	10.00%	10.00%